INVESTMENTS IN NON-CONSOLIDATED AFFILIATES (Schedule of Investment in Equity Affiliate) (Details) (CNY)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Total carrying value		52,067,235
Jiuyou (refer to d) [Member]
Schedule of Equity Method Investments [Line Items]
Total carrying value		13,338,119	13,103,822
2012 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Total carrying value	75,552,753
2013 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Total carrying value	788,932	4,500,000
2014 Acquired Company [Member]
Schedule of Equity Method Investments [Line Items]
Total carrying value		34,229,116	28,927,154
2014 Third Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Total carrying value	5,600,000